Mobile Financial Services activities - Maturities of financial liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	€ 804
Non-current financial liabilities	€ 30,089	€ 33,148	€ 26,322	€ 26,749